Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Linde plc	243,934	100,933
	Air Products and Chemicals Inc.	110,241	29,826
	Newmont Corp. (XNYS)	572,930	23,026
	Nucor Corp.	125,604	21,349
	Fastenal Co.	284,310	17,050
	LyondellBasell Industries NV Class A	129,077	12,275
	International Flavors & Fragrances Inc.	126,830	9,560
	Steel Dynamics Inc.	79,691	9,494
	Avery Dennison Corp.	40,125	7,804
	CF Industries Holdings Inc.	97,227	7,307
	Albemarle Corp.	58,219	7,060
	International Paper Co.	171,587	6,338
	Mosaic Co.	163,994	5,886
	FMC Corp.	61,948	3,324
	Westlake Corp.	15,998	2,054
			263,286
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	4,480,678	654,582
*	Tesla Inc.	1,372,207	329,439
	Home Depot Inc.	503,658	157,892
	Costco Wholesale Corp.	220,310	130,587
*	Netflix Inc.	218,083	103,365
	McDonald's Corp.	362,688	102,220
*	Walt Disney Co.	909,453	84,297
	NIKE Inc. Class B	591,331	65,206
	Lowe's Cos. Inc.	291,598	57,978
*	Booking Holdings Inc.	18,451	57,672
	Starbucks Corp.	561,048	55,712
*	Uber Technologies Inc.	964,401	54,373
	TJX Cos. Inc.	572,671	50,458
*	MercadoLibre Inc.	22,974	37,228
	Target Corp.	228,644	30,595
*	Chipotle Mexican Grill Inc.	13,657	30,076
*	O'Reilly Automotive Inc.	29,782	29,257
*	Airbnb Inc. Class A	201,639	25,475
	Marriott International Inc. Class A	123,181	24,969
*	Lululemon Athletica Inc.	55,313	24,714
*	AutoZone Inc.	9,006	23,505
	Ross Stores Inc.	166,907	21,761
*	Copart Inc.	426,525	21,420
	Hilton Worldwide Holdings Inc.	127,782	21,406
	Ford Motor Co.	1,951,669	20,024

		Shares	Market Value ($000)
	Electronic Arts Inc.	136,322	18,814
	Yum! Brands Inc.	139,282	17,487
	Lennar Corp. Class A	123,428	15,789
*	Trade Desk Inc. Class A	218,972	15,429
	Estee Lauder Cos. Inc. Class A	114,977	14,681
	Dollar General Corp.	108,844	14,272
*	Take-Two Interactive Software Inc.	81,925	12,961
*	Spotify Technology SA	69,969	12,952
*	Dollar Tree Inc.	104,325	12,894
*	Royal Caribbean Cruises Ltd.	116,281	12,496
*	Warner Bros Discovery Inc.	1,095,000	11,443
*	Aptiv plc	135,001	11,183
	Tractor Supply Co.	54,698	11,104
	eBay Inc.	265,630	10,893
*	Ulta Beauty Inc.	24,854	10,588
*	Expedia Group Inc.	71,388	9,722
	PulteGroup Inc.	108,291	9,575
	Garmin Ltd.	76,345	9,332
	Genuine Parts Co.	69,575	9,238
*	NVR Inc.	1,466	9,024
*	Roblox Corp. Class A	228,334	8,976
*	Coupang Inc.	544,911	8,326
	Omnicom Group Inc.	97,927	7,896
*	Carnival Corp.	494,253	7,443
	Domino's Pizza Inc.	17,553	6,896
	Best Buy Co. Inc.	96,887	6,873
	Pool Corp.	18,878	6,557
*	Live Nation Entertainment Inc.	77,579	6,534
*	Liberty Media Corp.-Liberty Formula One Class C	94,199	5,997
	Interpublic Group of Cos. Inc.	191,194	5,877
	LKQ Corp.	131,941	5,875
*	Rivian Automotive Inc. Class A	328,484	5,505
*	Burlington Stores Inc.	32,028	5,432
	Rollins Inc.	126,718	5,162
*	CarMax Inc.	78,317	5,008
*	Etsy Inc.	60,800	4,609
	Autoliv Inc.	42,716	4,426
	News Corp. Class A	192,215	4,236
	Vail Resorts Inc.	19,007	4,130
	Paramount Global Class B	285,866	4,108
	Fox Corp. Class A	132,554	3,916
	BorgWarner Inc. (XNYS)	115,962	3,907
	Lear Corp.	29,031	3,883
	Bath & Body Works Inc.	113,611	3,706
	Aramark	116,123	3,253
	Hasbro Inc.	65,006	3,017
	Delta Air Lines Inc.	79,925	2,952
	VF Corp.	173,351	2,900
	Whirlpool Corp.	26,495	2,885
*	Liberty Media Corp.-Liberty SiriusXM Class C	75,048	2,026
	Southwest Airlines Co.	74,280	1,899
	Fox Corp. Class B	65,458	1,811
*	United Airlines Holdings Inc.	40,666	1,602
*,1	Lucid Group Inc.	367,373	1,550
[1]	Sirius XM Holdings Inc.	319,070	1,493
	News Corp. Class B	54,453	1,255
*	Liberty Media Corp.-Liberty SiriusXM Class A	38,000	1,024
*	American Airlines Group Inc.	80,894	1,006

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Formula One Class A	13,999	803
	Lennar Corp. Class B	6,601	757
	Phinia Inc.	22,656	578
			2,630,177
Consumer Staples (5.1%)
	Procter & Gamble Co.	1,170,661	179,720
	PepsiCo Inc.	684,878	115,258
	Coca-Cola Co.	1,936,414	113,164
	Mondelez International Inc. Class A	676,188	48,050
	CVS Health Corp.	636,784	43,269
	Colgate-Palmolive Co.	408,081	32,145
	McKesson Corp.	67,420	31,725
	Kimberly-Clark Corp.	167,710	20,751
*	Monster Beverage Corp.	369,175	20,360
	Archer-Daniels-Midland Co.	265,406	19,568
	General Mills Inc.	292,179	18,600
	Sysco Corp.	252,305	18,209
	Cencora Inc.	80,535	16,378
	Corteva Inc.	354,259	16,012
	Keurig Dr Pepper Inc.	479,206	15,129
	Kroger Co.	324,072	14,347
	Kraft Heinz Co.	399,002	14,009
	Hershey Co.	73,181	13,752
	Church & Dwight Co. Inc.	121,281	11,719
	Clorox Co.	61,474	8,812
	Bunge Global SA	74,273	8,160
	McCormick & Co. Inc.	124,895	8,097
	Lamb Weston Holdings Inc.	72,095	7,212
	Walgreens Boots Alliance Inc.	356,148	7,102
	Kellanova	129,094	6,783
	Conagra Brands Inc.	235,915	6,674
	Tyson Foods Inc. Class A	138,062	6,467
	Coca-Cola Europacific Partners plc	100,027	6,066
	J M Smucker Co.	50,971	5,593
	Hormel Foods Corp.	143,771	4,398
	Campbell Soup Co.	94,875	3,812
	WK Kellogg Co.	31,916	357
			841,698
Energy (0.1%)
*	First Solar Inc.	52,938	8,353
*	Enphase Energy Inc.	65,997	6,667
*	SolarEdge Technologies Inc.	27,793	2,206
			17,226
Financials (9.6%)
	JPMorgan Chase & Co.	1,435,522	224,056
	Bank of America Corp.	3,463,164	105,592
	S&P Global Inc.	159,488	66,320
	BlackRock Inc.	73,892	55,510
	Goldman Sachs Group Inc.	160,515	54,822
	Marsh & McLennan Cos. Inc.	246,110	49,079
	Progressive Corp.	290,608	47,668
	Morgan Stanley	597,739	47,425
	Chubb Ltd.	204,947	47,021
	Charles Schwab Corp.	736,963	45,191
	Citigroup Inc.	966,922	44,575
	Blackstone Inc.	354,266	39,809
	CME Group Inc.	178,477	38,972

		Shares	Market Value ($000)
	Aon plc Class A (XNYS)	100,521	33,020
	Intercontinental Exchange Inc.	282,073	32,111
	US Bancorp	761,816	29,040
	Moody's Corp.	79,216	28,911
	PNC Financial Services Group Inc.	197,955	26,518
	Arthur J Gallagher & Co.	105,244	26,206
	Aflac Inc.	299,112	24,740
	Apollo Global Management Inc.	259,312	23,857
	American International Group Inc.	359,433	23,654
	Truist Financial Corp.	663,777	21,334
	Travelers Cos. Inc.	114,641	20,706
	MetLife Inc.	321,506	20,457
	MSCI Inc.	38,258	19,927
	Bank of New York Mellon Corp.	387,051	18,702
	Ameriprise Financial Inc.	52,226	18,462
	Allstate Corp.	130,629	18,010
	Prudential Financial Inc.	182,343	17,830
*	Arch Capital Group Ltd.	177,675	14,870
	Willis Towers Watson plc	52,357	12,896
	Hartford Financial Services Group Inc.	151,083	11,809
	Discover Financial Services	124,594	11,587
	State Street Corp.	157,937	11,501
	Broadridge Financial Solutions Inc.	58,203	11,281
	T Rowe Price Group Inc.	109,401	10,954
	M&T Bank Corp.	82,064	10,518
	Raymond James Financial Inc.	93,879	9,871
	Fifth Third Bancorp	336,663	9,746
	Cboe Global Markets Inc.	52,294	9,527
	Nasdaq Inc.	169,530	9,467
*	Markel Group Inc.	6,524	9,389
*	NU Holdings Ltd. Class A	1,147,124	9,338
	Principal Financial Group Inc.	119,903	8,852
	Everest Group Ltd.	21,528	8,838
	Brown & Brown Inc.	117,717	8,798
	FactSet Research Systems Inc.	19,060	8,643
	LPL Financial Holdings Inc.	38,762	8,617
	Northern Trust Corp.	101,797	8,067
	Huntington Bancshares Inc.	713,758	8,037
	First Citizens BancShares Inc. Class A	5,401	7,928
	Cincinnati Financial Corp.	76,262	7,839
	Regions Financial Corp.	463,841	7,737
	W R Berkley Corp.	100,575	7,297
	Loews Corp.	91,625	6,440
	Citizens Financial Group Inc.	235,030	6,409
	Fidelity National Financial Inc.	128,642	5,768
	KeyCorp	460,788	5,709
	Equitable Holdings Inc.	177,402	5,445
	Globe Life Inc.	43,523	5,359
	RenaissanceRe Holdings Ltd.	24,912	5,340
	MarketAxess Holdings Inc.	18,371	4,411
	Annaly Capital Management Inc.	243,961	4,408
	Credicorp Ltd.	33,854	4,250
	Ally Financial Inc.	134,018	3,916
	Franklin Resources Inc.	140,831	3,493
	Voya Financial Inc.	48,564	3,473
	SEI Investments Co.	50,419	2,958
	CNA Financial Corp.	12,900	544
			1,580,855

		Shares	Market Value ($000)
Health Care (13.4%)
	UnitedHealth Group Inc.	462,291	255,633
	Eli Lilly & Co.	420,872	248,752
	Merck & Co. Inc.	1,263,195	129,452
	AbbVie Inc.	877,555	124,955
	Thermo Fisher Scientific Inc.	191,816	95,095
	Abbott Laboratories	860,788	89,772
	Pfizer Inc.	2,809,931	85,619
	Danaher Corp.	327,217	73,071
	Amgen Inc.	265,647	71,629
	Elevance Health Inc.	117,889	56,527
*	Intuitive Surgical Inc.	173,852	54,040
	Medtronic plc	660,401	52,350
	Stryker Corp.	176,623	52,339
	Bristol-Myers Squibb Co.	1,045,420	51,623
	Gilead Sciences Inc.	621,460	47,604
*	Vertex Pharmaceuticals Inc.	128,086	45,446
*	Regeneron Pharmaceuticals Inc.	51,510	42,434
	Zoetis Inc.	230,146	40,660
*	Boston Scientific Corp.	713,777	39,893
	Cigna Group	145,188	38,167
	Becton Dickinson & Co.	140,895	33,277
	Humana Inc.	62,117	30,118
	HCA Healthcare Inc.	101,611	25,451
*	DexCom Inc.	192,515	22,239
*	Edwards Lifesciences Corp.	300,962	20,378
*	IQVIA Holdings Inc.	92,670	19,841
*	Centene Corp.	269,013	19,821
*	IDEXX Laboratories Inc.	40,871	19,038
	Agilent Technologies Inc.	146,701	18,748
*	Biogen Inc.	71,873	16,824
*	Seagen Inc.	69,655	14,851
	Cardinal Health Inc.	126,708	13,568
	GE Healthcare Inc.	193,723	13,262
	West Pharmaceutical Services Inc.	36,763	12,895
*	Moderna Inc.	165,201	12,836
*	Veeva Systems Inc. Class A	71,968	12,545
	Zimmer Biomet Holdings Inc.	104,258	12,126
	ResMed Inc.	72,111	11,374
*	ICON plc	40,484	10,807
*	Molina Healthcare Inc.	28,704	10,493
*	Alnylam Pharmaceuticals Inc.	61,512	10,349
	STERIS plc	49,273	9,901
	Laboratory Corp. of America Holdings	43,976	9,539
	Baxter International Inc.	251,184	9,063
*	Hologic Inc.	120,631	8,601
*	BioMarin Pharmaceutical Inc.	93,007	8,471
	Cooper Cos. Inc.	24,134	8,131
*	Align Technology Inc.	37,946	8,113
*	Illumina Inc.	78,597	8,013
	Quest Diagnostics Inc.	55,564	7,625
*	Avantor Inc.	334,267	7,080
*	Insulet Corp.	34,340	6,493
*	Exact Sciences Corp.	88,465	5,662
	Revvity Inc.	62,543	5,560
	Viatris Inc.	593,501	5,448
	Teleflex Inc.	23,323	5,264
	Royalty Pharma plc Class A	184,256	4,988

		Shares	Market Value ($000)
*	Incyte Corp.	91,383	4,966
*	Charles River Laboratories International Inc.	25,117	4,950
	Bio-Techne Corp.	77,205	4,856
*	Henry Schein Inc.	64,603	4,311
	Universal Health Services Inc. Class B	30,027	4,128
*	Jazz Pharmaceuticals plc	30,382	3,592
*	Catalent Inc.	89,229	3,467
	DENTSPLY SIRONA Inc.	104,679	3,324
*	Bio-Rad Laboratories Inc. Class A	10,385	3,167
*	DaVita Inc.	26,694	2,708
*	Masimo Corp.	21,492	2,015
*	Fortrea Holdings Inc.	43,662	1,285
			2,216,623
Industrials (9.5%)
	Visa Inc. Class A	805,358	206,719
	Mastercard Inc. Class A	417,248	172,670
	Accenture plc Class A	314,191	104,670
	Union Pacific Corp.	303,099	68,279
	Caterpillar Inc.	256,802	64,385
	United Parcel Service Inc. Class B (XNYS)	360,088	54,593
	American Express Co.	293,898	50,189
	Deere & Co.	134,168	48,892
	Automatic Data Processing Inc.	205,613	47,275
*	Fiserv Inc.	301,926	39,435
	Illinois Tool Works Inc.	150,730	36,508
	Sherwin-Williams Co.	118,220	32,960
	CSX Corp.	995,782	32,164
*	PayPal Holdings Inc.	558,312	32,164
	FedEx Corp.	115,332	29,851
	Trane Technologies plc	113,052	25,483
	Cintas Corp.	43,030	23,806
	PACCAR Inc.	254,644	23,381
	Carrier Global Corp.	414,700	21,548
	Capital One Financial Corp.	189,740	21,186
	Paychex Inc.	160,573	19,585
	Old Dominion Freight Line Inc.	49,135	19,116
	Johnson Controls International plc	341,023	18,006
	Otis Worldwide Corp.	205,342	17,616
	Fidelity National Information Services Inc.	293,845	17,231
	Verisk Analytics Inc.	71,044	17,152
*	Block Inc. (XNYS)	269,311	17,082
	DuPont de Nemours Inc.	228,548	16,350
	Rockwell Automation Inc.	57,047	15,713
	Global Payments Inc.	129,935	15,130
	Ingersoll Rand Inc. (XYNS)	200,823	14,345
	Martin Marietta Materials Inc.	30,642	14,236
	Vulcan Materials Co.	65,748	14,041
	Equifax Inc.	60,484	13,168
*	Fair Isaac Corp.	12,045	13,100
*	Keysight Technologies Inc.	88,036	11,963
*	Mettler-Toledo International Inc.	10,809	11,803
	Westinghouse Air Brake Technologies Corp.	88,448	10,309
	Dover Corp.	69,111	9,756
	Expeditors International of Washington Inc.	75,602	9,098
*	FleetCor Technologies Inc.	35,720	8,591
*	Builders FirstSource Inc.	63,215	8,478
*	Veralto Corp.	109,169	8,433
*	Waters Corp.	29,093	8,164

		Shares	Market Value ($000)
	IDEX Corp.	38,212	7,707
	JB Hunt Transport Services Inc.	40,864	7,571
	Packaging Corp. of America	44,009	7,394
	Snap-on Inc.	25,872	7,107
	Stanley Black & Decker Inc.	76,082	6,916
	Masco Corp.	110,943	6,718
	Synchrony Financial	206,015	6,667
*	Zebra Technologies Corp. Class A	25,367	6,011
	Jack Henry & Associates Inc.	36,055	5,722
*	Trimble Inc.	122,098	5,665
	TransUnion	95,665	5,617
	Pentair plc	81,374	5,252
	Westrock Co.	126,146	5,193
	Allegion plc	44,590	4,731
	CH Robinson Worldwide Inc.	57,013	4,678
	Fortune Brands Innovations Inc.	64,608	4,421
	Robert Half Inc.	52,120	4,273
*	Generac Holdings Inc.	30,214	3,537
*	Bill Holdings Inc.	51,009	3,340
*	Vestis Corp.	57,609	1,055
			1,574,199
Real Estate (2.8%)
	Prologis Inc.	459,935	52,860
	American Tower Corp.	231,485	48,329
	Equinix Inc.	46,401	37,817
	Crown Castle Inc.	215,324	25,253
	Welltower Inc.	255,690	22,782
	Digital Realty Trust Inc.	148,293	20,580
	Public Storage	78,266	20,252
	Simon Property Group Inc.	161,092	20,119
	Realty Income Corp.	334,255	18,036
*	CoStar Group Inc.	200,509	16,650
	Extra Space Storage Inc.	103,875	13,521
	SBA Communications Corp.	53,327	13,170
*	CBRE Group Inc. Class A	155,127	12,249
	AvalonBay Communities Inc.	70,253	12,150
	Equity Residential	187,149	10,638
	Invitation Homes Inc.	303,121	10,112
	Alexandria Real Estate Equities Inc.	85,116	9,312
	Iron Mountain Inc.	143,754	9,222
	Ventas Inc.	198,420	9,096
	Sun Communities Inc.	61,094	7,902
	Mid-America Apartment Communities Inc.	57,676	7,179
	Essex Property Trust Inc.	31,718	6,770
	WP Carey Inc.	105,382	6,559
	Equity LifeStyle Properties Inc.	88,038	6,259
	Host Hotels & Resorts Inc.	350,374	6,121
	Kimco Realty Corp.	299,624	5,789
	Regency Centers Corp.	89,599	5,625
	UDR Inc.	162,751	5,436
	Healthpeak Properties Inc.	271,746	4,707
	Boston Properties Inc.	77,508	4,413
	Federal Realty Investment Trust	39,990	3,823
*	Zillow Group Inc. Class C	77,763	3,184
*	Zillow Group Inc. Class A	26,150	1,030
*	NET Lease Office Properties	6,966	114
			457,059

		Shares	Market Value ($000)
Technology (38.7%)
	Apple Inc.	7,421,894	1,409,789
	Microsoft Corp.	3,701,273	1,402,449
	NVIDIA Corp.	1,181,724	552,692
*	Alphabet Inc. Class A	2,952,758	391,329
*	Meta Platforms Inc. Class A	1,100,015	359,870
*	Alphabet Inc. Class C	2,531,902	339,072
	Broadcom Inc.	214,405	198,481
*	Adobe Inc.	227,861	139,225
*	Salesforce Inc.	470,689	118,567
*	Advanced Micro Devices Inc.	797,136	96,581
	Intel Corp.	2,076,131	92,803
	Oracle Corp.	756,126	87,869
	Intuit Inc.	135,841	77,628
	QUALCOMM Inc.	554,791	71,596
*	ServiceNow Inc.	101,237	69,422
	Texas Instruments Inc.	451,403	68,934
	Applied Materials Inc.	419,767	62,873
	Lam Research Corp.	66,705	47,755
*	Palo Alto Networks Inc.	149,862	44,223
	Micron Technology Inc.	543,418	41,365
*	Synopsys Inc.	75,519	41,024
	KLA Corp.	68,209	37,148
*	Cadence Design Systems Inc.	134,393	36,726
*	Snowflake Inc. Class A	154,175	28,936
*	Workday Inc. Class A	98,538	26,676
	NXP Semiconductors NV	128,785	26,282
*	Crowdstrike Holdings Inc. Class A	104,824	24,842
	Marvell Technology Inc.	425,054	23,688
*	Autodesk Inc.	107,265	23,430
	Microchip Technology Inc.	267,675	22,335
*	Palantir Technologies Inc. Class A	930,526	18,657
	Cognizant Technology Solutions Corp. Class A	253,277	17,826
*	Fortinet Inc.	326,335	17,152
*	Gartner Inc.	38,113	16,573
*	Datadog Inc. Class A	135,687	15,817
*	ON Semiconductor Corp.	214,221	15,280
	CDW Corp.	67,106	14,151
*	DoorDash Inc. Class A	149,903	14,088
*	Atlassian Corp. Ltd. Class A	71,913	13,732
*	MongoDB Inc.	32,638	13,569
	HP Inc.	431,376	12,657
	Monolithic Power Systems Inc.	22,541	12,369
*	Splunk Inc.	75,919	11,505
*	HubSpot Inc.	22,695	11,210
*	Cloudflare Inc. Class A	142,893	11,024
	Hewlett Packard Enterprise Co.	646,104	10,926
	Corning Inc.	380,096	10,829
*	Pinterest Inc. Class A	294,846	10,045
	NetApp Inc.	104,638	9,563
*	VeriSign Inc.	44,956	9,540
*	PTC Inc.	56,901	8,954
*	Akamai Technologies Inc.	76,461	8,834
*	Zscaler Inc.	43,381	8,569
*	Zoom Video Communications Inc. Class A	124,686	8,457
*	Tyler Technologies Inc.	20,626	8,433
*	GoDaddy Inc. Class A	76,642	7,669
*	Western Digital Corp.	158,714	7,667

		Shares	Market Value ($000)
	Skyworks Solutions Inc.	79,083	7,666
	Seagate Technology Holdings plc	95,972	7,591
	Teradyne Inc.	77,489	7,147
*	EPAM Systems Inc.	27,645	7,138
*	Check Point Software Technologies Ltd.	46,483	6,787
	Gen Digital Inc. (XNGS)	274,610	6,063
	SS&C Technologies Holdings Inc.	107,687	6,058
*	Flex Ltd.	219,194	5,579
*	Twilio Inc. Class A	84,009	5,434
*	F5 Inc.	29,877	5,115
*	Ceridian HCM Holding Inc.	73,167	5,041
*	Okta Inc.	74,420	4,990
	Amdocs Ltd.	58,898	4,934
*	Qorvo Inc.	48,476	4,678
	Paycom Software Inc.	25,605	4,651
*	Match Group Inc.	138,370	4,480
*	DocuSign Inc.	100,538	4,333
*	Unity Software Inc.	142,365	4,201
*	UiPath Inc. Class A	185,714	3,670
*	Arrow Electronics Inc.	28,390	3,366
*	ZoomInfo Technologies Inc.	153,600	2,207
*,1	GLOBALFOUNDRIES Inc.	38,600	2,072
*,2	Yandex NV Class A	149,782	—
			6,401,907
Telecommunications (2.7%)
	Cisco Systems Inc.	2,039,319	98,662
	Comcast Corp. Class A	2,035,123	85,251
	Verizon Communications Inc.	2,092,131	80,191
	AT&T Inc.	3,558,462	58,964
	T-Mobile US Inc.	264,730	39,829
*	Arista Networks Inc.	124,670	27,391
	Motorola Solutions Inc.	82,109	26,511
*	Charter Communications Inc. Class A	50,977	20,397
	Juniper Networks Inc.	157,748	4,488
*	Liberty Global Ltd. Class C	122,734	2,067
*	Liberty Global Ltd. Class A	88,009	1,408
	Ubiquiti Inc.	2,000	225
			445,384
Utilities (0.4%)
	Waste Management Inc.	202,154	34,566
	Republic Services Inc.	102,665	16,615
	American Water Works Co. Inc.	96,563	12,731
	Atmos Energy Corp.	71,684	8,159
			72,071
Total Common Stocks (Cost $9,833,617)			16,500,485

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.438% (Cost $24,958)	249,610	24,958
Total Investments (99.9%) (Cost $9,858,575)			16,525,443
Other Assets and Liabilities—Net (0.1%)			10,971
Net Assets (100%)			16,536,414
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,044,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,448,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	202	46,225	857
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,500,485	—	—	16,500,485
Temporary Cash Investments	24,958	—	—	24,958
Total	16,525,443	—	—	16,525,443
Derivative Financial Instruments
Assets
Futures Contracts[1]	857	—	—	857
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.